Schedule of inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Inventories	$ 155	$ 116	$ 153	$ 137
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Inventories	87	79
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Inventories	8	3
In Process And Finished Products [Member]
IfrsStatementLineItems [Line Items]
Inventories	$ 60	$ 34